Stockholders' Equity - Stock Incentive Plans - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option compensation expense		$ 50,000	$ 161,000	$ 349,000
Stock options granted		42		94
Additional compensation expense relating to stock options		$ 6,800
Restricted stock compensation expense		79,000	266,000	$ 308,000
Additional compensation expense relating to restricted stock		23,600
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option compensation expense		$ 100,000	$ 200,000	300,000
Stock options granted			0
Remaining average recognition period for unrecognized compensation expense		5 months 1 day
Aggregate intrinsic value of options outstanding and exercisable		$ 0
Closing stock price (in dollars per share)		$ 0.9
Stock Options [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted, term		10 years
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Remaining average recognition period for unrecognized compensation expense		4 months 24 days
Restricted stock compensation expense		$ 100,000	$ 300,000	$ 300,000
2004 Stock Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for the issuance (in shares)		34
2009 Stock Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for the issuance (in shares)	269	573
Increased number of shares (in shares)	304
Shares available for grant		83